UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Calypso Capital Management, LP
Address:  135 East 57 street
           New York, NY 10022

13 File Number: 028-11557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Shawn R. Singh, Esq.
Title:     General Counsel
Phone:     212-371-4063
Signature, Place and Date of Signing:

Shawn R. Singh, August 15, 2011


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    258041



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CURRENCY SHARES EURO TR EURO	 OPTIONS - PUTS	  99ODDWBP7	9030	62500 SH   PUT  SOLE	        	0	0    62500
D CURRENCY SHARES EURO TR EURO	 OPTIONS - PUTS	  99ODDWBQ5    30702   212500 SH   PUT  SOLE			0	0   212500
D CURRENCY SHARES EURO TR EURO	 OPTIONS - PUTS	  99ODDWBR3    36120   250000 SH   PUT  SOLE			0	0   250000
D DRESSER-RAND GROUP INC COM	 COMMON STOCK	  261608103	7380   137300 SH        SOLE			0	0   137300
D DRESSER-RAND GROUP INC COM	 OPTIONS - CALLS  99ODDNY64	8600   160000 SH  CALL  SOLE			0	0   160000
D EMBRAER S A ADR		 OPTIONS - PUTS	  99OCYB9Y6	6288   204300 SH   PUT  SOLE			0	0   204300
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - PUTS	  99OD62ZY6	2380	50000 SH   PUT	SOLE			0	0    50000
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - PUTS	  99OD62ZZ3	2380	50000 SH   PUT	SOLE			0	0    50000
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - PUTS	  99OD63006    14280   300000 SH   PUT	SOLE			0	0   300000
D NEXEN INC COM			 COMMON STOCK	  65334H102	8156   362500 SH 	SOLE			0	0   362500
D NEXEN INC COM			 OPTIONS - CALLS  99ODFG486	2531   112500 SH   CALL	SOLE			0	0   112500
D NEXEN INC COM			 OPTIONS - CALLS  99ODFG4C7	2250   100000 SH   CALL	SOLE			0	0   100000
D PATTERSON-UTI ENERGY INC (EX	 OPTIONS - PUTS	  99AP05BH6	6322   200000 SH    PUT	SOLE			0	0   200000
D PATTERSON-UTI ENERGY INC (EX	 OPTIONS - PUTS	  99ODFLCB9	3556   112500 SH    PUT	SOLE			0	0   112500
D QEP RESOURCES			 COMMON STOCK	  74733V100    10808   258382 SH	SOLE			0	0   258382
D QEP RESOURCES			 OPTIONS - CALLS  99ODJLC66	4183   100000 SH   CALL	SOLE			0	0   100000
D SIGNET JEWELERS LTD COM STK	 COMMON STOCK	  G81276100    11703   250000 SH	SOLE			0	0   250000
D SOUTHWESTERN ENERGY COMPANY (D COMMON STOCK	  845467109	8469   197500 SH	SOLE			0	0   197500
D SOUTHWESTERN ENERGY COMPANY (D OPTIONS - CALLS  99ODFWLK5	6604   154000 SH   CALL	SOLE			0	0   154000
D SOUTHWESTERN ENERGY COMPANY (D OPTIONS - CALLS  99ODGFBK2	2912    67900 SH   CALL	SOLE			0	0    67900
D SPDR S&P 500 ETF TRUST	 OPTIONS - PUTS	  99OD7B5G7	6599    50000 SH    PUT	SOLE			0	0    50000
D SPDR S&P 500 ETF TRUST	 OPTIONS - PUTS	  99OD7B5L6    26394   200000 SH    PUT	SOLE			0	0   200000
D SPDR S&P RETAIL ETF		 OPTIONS - PUTS	  99ODG7MC6    14680   275000 SH    PUT	SOLE			0	0   275000
D SPDR S&P RETAIL ETF		 OPTIONS - PUTS	  99ODG7MH5	6673   125000 SH    PUT	SOLE			0	0   125000
D TESLA MOTORS INC		 OPTIONS - PUTS	  99ODFZD43	 728    25000 SH    PUT	SOLE			0	0    25000
D ULTRA PETROLEUM CORP COM	 COMMON STOCK	  903914109    13534   295502 SH 	SOLE			0	0   295502
D ULTRA PETROLEUM CORP COM	 OPTIONS - CALLS  99ODG10C3	 916	20000 SH   CALL	SOLE			0	0    20000
D ULTRA PETROLEUM CORP COM	 OPTIONS - CALLS  99ODG10G4	 870	19000 SH   CALL	SOLE			0	0    19000
D VIRGIN MEDIA INC COM STK	 OPTIONS - CALLS  99ODG2ZM1	2993   100000 SH   CALL	SOLE			0	0   100000
S REPORT SUMMARY                 29 DATA RECORDS              258041        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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